Other Financial Assets - Summary of Other Financial Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Government [member]
Disclosure of financial assets [line items]
Financial instruments restricted for use	₩ 5,715	₩ 10,080
Financial arrangements, pledge and others [member]
Disclosure of financial assets [line items]
Financial instruments restricted for use	73,935	78,477
Available-for-sale financial assets [member]
Disclosure of financial assets [line items]
Available-for-sale securities, respectively, have been provided as collateral for borrowings, construction projects and others	₩ 115,431	₩ 136,099